12. Investments (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfInvestmentsLineItems [Line Items]
Capital stock	R$ 10,000,000	R$ 10,000,000
Capital stock, shares	683,509,869
Shares issued	683,509,869	683,509,869	683,509,869
Sesamm
DisclosureOfInvestmentsLineItems [Line Items]
Capital stock	R$ 19,532
Capital stock, shares	19,532,409
Equity interest	36.00%	36.00%	36.00%
Aguas de Andradina
DisclosureOfInvestmentsLineItems [Line Items]
Capital stock	R$ 13,841
Capital stock, shares	13,840,885
Equity interest	30.00%	30.00%	30.00%
Other receivables	R$ 303
Aguas de Castilho
DisclosureOfInvestmentsLineItems [Line Items]
Capital stock	R$ 2,360
Capital stock, shares	2,360,330
Equity interest	30.00%	30.00%	30.00%
Saneaqua Mairinque
DisclosureOfInvestmentsLineItems [Line Items]
Capital stock	R$ 2,000
Capital stock, shares	2,000,000
Equity interest	30.00%	30.00%	30.00%
Attend Ambiental
DisclosureOfInvestmentsLineItems [Line Items]
Capital stock	R$ 13,400
Capital stock, shares	13,400,000
Equity interest	45.00%	45.00%	45.00%
Aquapolo Ambiental
DisclosureOfInvestmentsLineItems [Line Items]
Capital stock	R$ 36,412
Capital stock, shares	42,419,045
Equity interest	49.00%	49.00%	49.00%
Paulista Geradora de Energia
DisclosureOfInvestmentsLineItems [Line Items]
Capital stock	R$ 8,679
Capital stock, shares	8,679,040
Equity interest	25.00%	25.00%	25.00%
Annual and Extraordinary Shareholders’ Meeting
DisclosureOfInvestmentsLineItems [Line Items]
Capital increase	R$ 740
Shares issued	740
Minimum mandatory dividends	R$ 184
Additional dividends	556
Annual and Extraordinary Shareholders’ Meeting
DisclosureOfInvestmentsLineItems [Line Items]
Capital increase	R$ 2,290
Shares issued	2,289,796
Minimum mandatory dividends	R$ 573
Additional dividends	1,717
Saneaqua Mairinque
DisclosureOfInvestmentsLineItems [Line Items]
Other receivables	505
Advance for future capital increase	R$ 2,183